Dividend Restrictions	12 Months Ended
Dec. 31, 2021
Insurance [Abstract]
Dividend Restrictions
23. Dividend Restrictions
Spinnaker Insurance Company
The maximum amount of dividends that can be paid by an Illinois-domiciled property and casualty insurance company without prior approval of the Illinois Insurance Commissioner in a 12 month period, measured retrospectively from the date of payment, is the greater of (1) ten percent (10%) of surplus as regards policyholders as of December 31 of the preceding year; or (2) the net income of such insurer as of December 31 of the preceding year, provided unassigned funds (surplus) exceeds zero following payment of such dividends. At December 31, 2021, $11.7 million was available for the payment of dividends without prior approval of the Illinois Department of Insurance.
Spinnaker Specialty Insurance Company (“SSIC”) and Mainsail Insurance Company (“MIC”)
The maximum amount of dividends that can be paid by a Texas-domiciled property and casualty insurance company without prior approval of the Texas Insurance Commissioner in a 12 month period, measured retrospectively from the date of payment, is the greater of (1) ten percent (10%) of surplus as regards policyholders as of December 31, 2021; or (2) the net income of such insurer as of December 31, 2021. At December 31, 2021, surplus as regards policyholders for SSIC and MIC was $47.0 million and $10.0 million respectively. Net income was nil for SSIC and MIC for the year ended December 31, 2021.
RH Solutions Insurance (Cayman) Ltd.
The Company’s insurance subsidiary in the Cayman Islands, RHS, is regulated by the Cayman Islands Monetary Authority (“CIMA”). CIMA must be given advanced notice of any dividend payments. At December 31, 2021 and 2020, approximately $5.4 million and $28.0 million, respectively, of excess capital were available for the payment of dividends contingent on receiving the prior approval of CIMA. Dividend distributions to RH Solutions’ stakeholders are recognized in the period in which the dividends are declared by the Directors. In accordance with the terms of the Insurance (Capital and Solvency) (Class B, C, and D Insurers) Regulations, 2012, as a Class B(iii) issuer under the Law, RH Solutions is required to maintain the Prescribed Capital Requirement (“PCR”) of $2.3 million, which is based on net earned premium during the fiscal year.